Operating Leases - Summary of Components of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 4,504	$ 4,450	$ 5,722
Short term lease cost	969	882	444
Variable lease cost	587	352	265
Sublease income	(36)	(582)	(1,406)
Total lease cost	$ 6,024	$ 5,102	$ 5,025